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                                                                                   -------------------------
                                                                                   OMB APPROVAL
                                                                                   -------------------------
                                                                                   OMB Number:  3235-0570

                                                                                   Expires:  Nov. 30, 2005

                                                                                   Estimated average burden
                                                                                   hours per response:  5.0
                                                                                   -------------------------
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number                    811-3443
                                   ---------------------------------------------



                                 AIM Summit Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                             (Address of principal
                          executive offices) (Zip code)



      Robert H. Graham  11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------



Date of fiscal year end:     10/31
                        ----------------



Date of reporting period:   10/31/04
                        ----------------

Item 1. Reports to Stockholders.

                                                                 AIM SUMMIT FUND
                                Annual Report to Shareholders o October 31, 2004


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                           --Registered Trademark--


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====================================================================================================================================
AIM SUMMIT FUND SEEKS TO PROVIDE GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of 10/31/04 and is based on total net assets.
====================================================================================================================================


ABOUT AIM SUMMIT FUND AND AIM SUMMIT         ABOUT INDEXES USED IN THIS REPORT            OTHER INFORMATION
INVESTORS PLANS
                                             o The fund uses a custom index composed of   o The Conference Board is a not-for-profit
o Shares of AIM Summit Fund are made         67% Russell 3000--Registered Trademark--     organization that conducts research and
available through AIM Summit Investors       Growth Index and 33% Russell                 publishes information and analysis to help
Plans I and AIM Summit Investors Plans II    1000--Registered Trademark-- Value Index.    businesses strengthen their performance.
("Plans I" and "Plans II"), unit             The unmanaged Russell 3000--Registered
investment trusts that call for fixed        Trademark-- Index is an index of common      o The returns shown in the Management's
monthly investments for 15 years.            stocks that measures performance of the      Discussion of Fund Performance are based
Shareholders have the option to make         largest 3,000 U.S. companies based on        on net asset values calculated for
additional monthly payments for up to 25     market capitalization. The Growth segment    shareholder transactions. Generally
years. The sales charge is based on          measures the performance of Russell 3000     accepted accounting principles require
monthly investment amounts.                  companies with higher price/book ratios      adjustments to be made to the net assets
                                             and higher forecasted growth values. The     of the fund at period end for financial
o Effective 8/16/99, Plans I was closed to   unmanaged Russell 1000--Registered           reporting purposes, and as such, the net
new investors.                               Trademark-- Index represents the             asset values for shareholder transactions
                                             performance of the stocks of                 and the returns based on those net asset
PRINCIPAL RISKS OF INVESTING IN THE FUND     large-capitalization companies. The Value    values may differ from the net asset
                                             segment measures the performance of          values and returns reported in the
o Systematic investing, also known as        Russell 1000 companies with lower            Financial Highlights.
dollar-cost averaging, neither assures a     price/book ratios and lower forecasted
profit nor protects against loss in          growth values.                               o Industry classifications used in this
declining markets. Since dollar-cost                                                      report are generally according to the
averaging involves continuous investing      o The unmanaged Lipper Multi-Cap Growth      Global Industry Classification Standard,
regardless of fluctuating securities         Fund Index represents an average of the      which was developed by and is the
prices, investors should consider their      performance of the 30 largest                exclusive property and a service mark of
ability to continue purchases over an        multi-capitalization growth funds tracked    Morgan Stanley Capital International Inc.
extended period of time.                     by Lipper, Inc., an independent mutual       and Standard & Poor's.
                                             fund performance monitor.
o Investing in small and mid-sized                                                        The fund files its complete schedule of
companies involves risks not associated      o The unmanaged MSCI World Index is a        portfolio holdings with the Securities and
with investing in more established           group of global securities tracked by        Exchange Commission (SEC) for the 1st and
companies, including business risk,          Morgan Stanley Capital International.        3rd quarters of each fiscal year on Form
significant stock price fluctuations and                                                  N-Q. The fund's Form N-Q filings are
illiquidity.                                 o The unmanaged Standard & Poor's            available on the SEC's Web site at
                                             Composite Index of 500 Stocks (the S&P       http://www.sec.gov. Copies of the fund's
o International investing involves risks     500--Registered Trademark-- Index) is an     Forms N-Q may be reviewed and copied at
not associated with investing solely in      index of common stocks frequently used as    the SEC's Public Reference Room at 450
the United States. The fund can invest up    a general measure of U.S. stock market       Fifth Street, N.W., Washington, D.C.
to 20% of its assets in foreign              performance.                                 20549-0102. You can obtain information on
securities.                                                                               the operation of the Public Reference
                                             o The fund is not managed to track the       Room, including information about
o The fund's investments in different,       performance of any particular index,         duplicating fee charges, by calling
independently managed investment             including the indexes defined here, and      1-202-942-8090 or by electronic request at
disciplines may result in increased          consequently, the performance of the fund    the following e-mail address:
transaction costs and/or adverse tax         may deviate significantly from the           publicinfo@sec.gov. The SEC file numbers
consequences resulting from transactions     performance of the index.                    for the fund are 811-3443 and 2-76909. The
in the same security on or about the same                                                 fund's most recent portfolio holdings, as
time.                                        o A direct investment cannot be made in an   filed on Form N-Q, are also available at
                                             index. Unless otherwise indicated, index     AIMinvestments.com/summit.
                                             results include reinvested dividends, and
                                             they do not reflect sales charges.           A description of the policies and
                                             Performance of an index of funds reflects    procedures that the fund uses to determine
                                             fund expenses; performance of a market       how to vote proxies relating to portfolio
                                             index does not.                              securities is available without charge,
                                                                                          upon request, from our Client Services
                                                                                          department at 800-959-4246 or on the AIM
                                                                                          Web site, AIMinvestments.com. On the home
                                                                                          page, scroll down and click on AIM Funds
                                                                                          Proxy Policy. The information is also
                                                                                          available on the Securities and Exchange
                                                                                          Commission's Web site, sec.gov.

                                                                                          Information regarding how the fund voted
                                                                                          proxies related to its portfolio
                                                                                          securities during the 12 months ended
                                                                                          6/30/04 is available at our Web site. Go
                                                                                          to AIMinvestments.com/summit, access the
                                                                                          About Us tab, click on Required Notices
                                                                                          and then click on Proxy Voting Activity.
                                                                                          Next, select your fund from the drop-down
                                                                                          menu.

=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=============================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

                    NEW BOARD CHAIRMAN

[PHOTO OF           It is our pleasure to introduce you to Bruce Crockett, the
ROBERT H.           new Chairman of the Board of Trustees of the AIM Funds. Bob
GRAHAM]             Graham has served as Chairman of the Board of Trustees of
                    the AIM Funds ever since Ted Bauer retired from that
ROBERT H. GRAHAM    position in 2000. However, as you may be aware, the U.S.
                    Securities and Exchange Commission recently adopted a rule requiring that an independent fund trustee, meaning a
[PHOTO OF           trustee who is not an officer of the fund's investment
MARK H.             advisor, serve as chairman of the funds' Board. In addition,
WILLIAMSON]         a similar provision was included in the terms of AIM
                    Advisors' recent settlements with certain regulators.
MARK H. WILLIAMSON  Accordingly, the AIM Funds' Board recently elected Mr.
                    Crockett, one of the fourteen independent trustees on the
                    AIM Funds' Board, as Chairman. His appointment became
[PHOTO OF           effective on October 4, 2004. Mr. Graham will remain on the
BRUCE L.            funds' Board, as will Mark Williamson, President and Chief
CROCKETT]           Executive Officer of AIM. Mr. Graham will also remain
                    Chairman of AIM Investments--Registered Trademark--.
BRUCE L. CROCKETT
                       Mr. Crockett has been a member of the AIM Funds' board
                    since 1992, when AIM acquired certain funds that had been advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of experience in finance and general management and has been Chairman of Crockett Technologies Associates since 1996. He is the first independent chairman of the funds' board in AIM's history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of fund shareholders, and we at AIM share that commitment.

                    MARKET CONDITIONS DURING THE FISCAL YEAR

                    Virtually every equity index, domestic and foreign, produced positive returns for the fiscal year ended October 31, 2004. Domestically, the S&P 500 Index was up 9.41% for the year. Globally, the MSCI World Index advanced more than 13%. However, a goodly portion of this positive performance was achieved during 2003. Year to date as of October 31, the S&P 500 Index was up just over 3%, the MSCI World Index just about 5%. In the pages that follow, you will find a more detailed discussion of the market conditions that affected your fund during the fiscal year.

                       While it is agreeable to report positive market
                    performance for the year covered by this report, as ever, we encourage our shareholders to look past short-term performance and focus on their long-term investment goals. Over the short term, the one sure thing about the investment markets is their unpredictability. Over the long term, equities have produced very attractive returns. For the 25-year period ended October 31, 2004, the S&P 500 Index averaged 13.50% growth per year and the MSCI World Index averaged 11.16%. While past performance cannot guarantee future results, we believe staying invested for the long term offers the best opportunity for capital growth.

                    YOUR FUND

                    The following pages of this report provide an explanation of how your fund was managed during the fiscal year, how it performed in comparison to various benchmarks, and a presentation of its long-term performance. We hope you find this information helpful. Current information about your fund and about the markets in general is always available on our Web site, AIMinvestments.com/summit.

                       As always, AIM remains committed to building solutions
                    for your investment goals, and we thank you for your continued participation in AIM Summit Investors Plans. If you have any questions, please call 800-215-2218.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM            /s/ MARK H. WILLIAMSON
                    ----------------------------    ----------------------------
                    Robert H. Graham                Mark H. Williamson
                    Chairman, AIM Investments       CEO & President, AIM
                    President & Vice Chairman,      Investments Trustee,
                    AIM Funds                       AIM Funds

                    December 16, 2004

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors, and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.




MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

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FUND POSITIONED TO BENEFIT FROM ECONOMIC
RECOVERY

For the fiscal year ended October 31,        prompted the U.S. Federal Reserve (the       the fund's investment objective, growth of
2004, AIM Summit Fund returned 8.05%. The    Fed) to raise its federal funds target       capital. The fund's growth team used its
fund underperformed its broad market         rate from a decades-low 1.00%, where it      bottom-up, earnings-focused approach to
index, the S&P 500 Index, which returned     stood at the beginning of the fiscal year,   identify stocks of companies experiencing
9.41%. The fund outperformed its             to 1.75% by the fiscal year's close. In      earnings growth as well as stocks of
style-specific index, the custom 67%         its anecdotal report on the economy          companies displaying consistent earnings.
Russell 3000 Growth Index/33% Russell 1000   released in late October, the Fed said       The fund's value team, in contrast, used
Value Index, and its peer group index, the   economic activity continued to expand in     fundamental analysis to identify stocks
Lipper Multi-Cap Growth Fund Index, which    September and early October. The Fed said    with at least 50% appreciation potential
returned 7.36% and 5.75%, respectively.      that higher energy costs were constraining   over our usual two- or three-year
                                             consumer and business spending; that         investment horizon.
   The fund underperformed the broad market  capital spending and hiring were rising
due to its emphasis on growth stocks,        modestly; and that residential real estate      We positioned the fund to benefit from
which generally underperformed value         activity remained robust, but                the moderate improvement to the economy
stocks for the fiscal year. It               non-residential activity remained            that we have seen for most of the fiscal
outperformed its other two indexes due to    relatively weak.                             year. Compared to its style-specific
strong stock selection.                                                                   index, the fund was overweight consumer
                                                This generally positive economic news     discretionary, health care and information
   Long-term performance for Plans I and     was offset somewhat by geopolitical          technology holdings--and underweight more
Plans II shares and an explanation of how    uncertainty and terrorism concerns, as       defensive sectors such as financials and
that long-term performance is calculated     well as soaring oil prices. In               consumer staples. Over the fiscal year, we
appear on page 5.                            mid-October, Fed Chairman Alan Greenspan     made few significant changes to the fund's
                                             said that "so far this year, the rise in     sector exposure. Any changes that did
MARKET CONDITIONS                            the value of imported oil--essentially a     occur were the result of our fundamental
                                             tax on U.S. residents--has amounted to       bottom-up analysis of individual stocks,
The U.S. economy showed signs of strength    about 3/4 [of one] percent of GDP." The      rather than a top-down macroeconomic view.
during the fiscal year ended October 31,     Conference Board reported that consumer
2004. Economic news was generally            sentiment hit a two-year high in July,          We added to our industrials holdings
positive, and it included expansion of       before declining in August, September and    during the second and third quarters when,
gross domestic product (GDP), the broadest   October. It also reported that its index     for the first time in several years, we
measure of overall economic activity.        of leading economic indicators declined in   saw signs of improving fundamentals within
While remaining positive, GDP growth         October, its fifth consecutive monthly       the sector due to the strengthening
tapered off somewhat from an annualized      decline.                                     economy. The percentage of total net
rate of 4.2% in the fourth quarter of 2003                                                assets invested in the energy sector rose
to a more modest 3.9% in the third quarter   YOUR FUND                                    as energy prices soared for much of the
of 2004.                                                                                  reporting period. Energy stocks were held
                                             Throughout the fiscal year, we continued     by both the growth and the value teams.
   Generally positive economic               to invest in growth and value stocks in      Oil prices reached record highs during the
developments                                 pursuit of                                   fiscal year--but we view the energy sector
                                                                                          as a viable area in which to make
                                                                                          long-term investments, not place
                                                                                          short-term commodity trades.

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
====================================================================================================================================

PORTFOLIO COMPOSITION                        TOP 10 EQUITY HOLDINGS*                       TOP 10 INDUSTRIES*
By sector
                                              1. Microsoft Corp.                 2.1%       1. Systems Software              5.9%
              [PIE CHART]
                                              2. Pfizer Inc.                     1.5        2. Pharmaceuticals               5.8
Financials                         12.7%
                                              3. Tyco International Ltd.                    3. Health Care Equipment         4.2
Energy                              8.6%         (Bermuda)                       1.5
                                                                                            4. Investment Banking &
Money Market Funds Plus Other                 4. Fannie Mae                      1.4           Brokerage                     3.3
Assets Less Liabilities             3.9%
                                              5. Computer Associates                        5. Communications Equipment      3.2
Consumer Staples                    3.5%         International, Inc.             1.4
                                                                                            6. Aerospace & Defense           3.2
Telecommunication Services          1.2%      6. UnitedHealth Group Inc.         1.3
                                                                                            7. Managed Health Care           3.1
Materials                           0.7%      7. Apache Corp.                    1.2
                                                                                            8. Industrial Conglomerates      2.9
Information Technology             21.3%      8. Moody's Corp.                   1.2
                                                                                            9. Semiconductors                2.7
Health Care                        19.8%      9. Sanofi-Aventis (France)         1.2
                                                                                           10. Oil & Gas Exploration &
Consumer Discretionary             14.6%     10. Nextel Communications, Inc.--                 Production                    2.6
                                                 Class A                         1.2
Industrials                        13.7%

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

*Excluding money market fund holdings.

====================================================================================================================================
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                                        2

   The weighting of the fund's               year-ago levels. At the same time, the       The views and opinions expressed in
financials holdings declined as we sold      company raised its full-year 2004 and        Management's Discussion of Fund
some of our holdings in the sector based     2005 earnings guidance. Health insurers      Performance are those of A I M Advisors,
on what we believed were deteriorating       have done well in recent years as they       Inc. These views and opinions are
fundamentals. Rising interest rates,         have been able to raise premiums even        subject to change at any time based on
relatively low equity trading volumes        faster than medical costs have               factors such as market and economic
and a sluggish initial public offering       increased.                                   conditions. These views and opinions may
market have historically hurt earnings                                                    not be relied upon as investment advice
within the sector, and we began to see          A stock that hindered fund                or recommendations, or as an offer for a
signs of that, especially late in the        performance was Cardinal Health, which       particular security. The information is
fiscal year.                                 has contended with a number of               not a complete analysis of every aspect
                                             challenges including accounting              of any market, country, industry,
   While higher than that of the S&P 500     restatements and slowing prescription        security or the fund. Statements of fact
Index, the fund's weighting in the           growth. This near-term uncertainty has       are from sources considered reliable,
information technology sector was in         made drug distributors, including            but A I M Advisors, Inc. makes no
line with that of its custom index.          Cardinal Health, unpopular on Wall           representation or warranty as to their
Information technology stocks were           Street and has resulted in weak              completeness or accuracy. Although
generally weak for the fiscal year, but      current-period performance. We believe       historical performance is no guarantee
we continued to hold stocks in the           that drug distributors are in the midst      of future results, these insights may
sector that we believed had strong           of a fundamental change in their             help you understand our investment
fundamentals. We remained confident that     business models, and we believe this         management philosophy.
the economy was improving, and               change may benefit Cardinal Health's
information technology stocks would, as      long-term growth. We continued to own              See important fund and index
a group, likely benefit from that            the stock at the end of the fiscal year           disclosures inside front cover.
improvement.                                 because we believed it to be a
                                             significant valuation opportunity.                            ROBERT J. LLOYD
   AIM Summit Fund holds both growth                                                                       Mr. Lloyd, Chartered
stocks, which typically account for          IN CLOSING                                      [LLOYD        Financial Analyst,
approximately two-thirds of the fund's                                                       PHOTO]        is a portfolio
net assets, and value stocks, which          We were pleased to have been able to                          manager of AIM
typically account for approximately          produce positive returns for AIM Summit                       Summit Fund. He joined
one-third of the fund's net assets. For      Fund for the fiscal year. We did so          AIM in 2000 and was named portfolio
the fiscal year, value stocks generally      while maintaining a broadly diversified      manager in 2001. He served eight years in
outperformed growth stocks in the broad      portfolio that included stocks of all        the U.S. Navy as a Naval Flight Officer
market. The opposite was true for the        capitalization sizes, exposure to most       flying the S-3B Viking. Mr. Lloyd
fund; its growth stocks narrowly             economic sectors and holdings identified     received a B.B.A. from the University of
outperformed its value holdings for the      by our growth and value teams. We            Notre Dame and an M.B.A. from the
fiscal year.                                 appreciate your continued participation      University of Chicago.
                                             in AIM Summit Investors Plans I and II.
   A stock that helped fund performance                                                                    BRET W. STANLEY
during the fiscal year was Aetna, one of                                                                   Mr. Stanley,
the nation's leading providers of                                                            [STANLEY      Chartered Financial
health, dental, group, life, disability                                                       PHOTO]       Analyst, is a senior
and long-term care benefits. In late                                                                       portfolio manager of
October, Aetna reported third-quarter                                                                      AIM Summit Fund. He
earnings that were significantly above                                                    began his investment career in 1988 and
                                                                                          joined AIM in 1998. Mr. Stanley received
                                                                                          a B.B.A. in finance from The University
                                                                                          of Texas at Austin and an M.S. in
                                                                                          finance from the University of Houston.

                                                                                                           KENNETH A. ZSCHAPPEL
                                                                                                           Mr. Zschappel is a
                                                                                           [ZSCHAPPEL      senior portfolio
                                                                                             PHOTO]        manager of AIM
                                                                                                           Summit Fund. He
                                                                                                           joined AIM in 1990;
                                                                                          in 1992 he became a portfolio analyst
                                                                                          for equity securities, specializing in
                                                                                          technology and health care. Mr.
                                                                                          Zschappel received a B.A. in political
                                                                                          science from Baylor University.

                                                                                          Assisted by the Basic Value and
                                                                                          Multi-Cap Growth Teams

=======================================================================================

FUND VS. INDEXES                                TOTAL NET ASSETS           $2.1 BILLION
                                                TOTAL NUMBER OF HOLDINGS*           151
TOTAL RETURNS, 10/31/03-10/31/04, EXCLUDING
APPLICABLE SALES CHARGES. IF SALES CHARGES
WERE INCLUDED, RETURNS WOULD BE LOWER.

AIM SUMMIT FUND                       8.05%

S&P 500 INDEX (BROAD MARKET INDEX)    9.41

67% RUSSELL 3000 GROWTH INDEX/
33% RUSSELL 1000 VALUE INDEX
(STYLE-SPECIFIC INDEX)                7.36

LIPPER MULTI-CAP GROWTH FUND INDEX
(PEER GROUP INDEX)                    5.75

SOURCE: LIPPER, INC.

=======================================================================================          [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                           TURN TO PAGE 5.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,        or expenses you paid for the period. You
                                             to estimate the expenses that you paid        may use this information to compare the
As a shareholder of the fund, you incur      over the period. Simply divide your           ongoing costs of investing in the fund
two types of costs: (1) transaction          account value by $1,000 (for example, an      and other funds. To do so, compare this
costs, which may include sales charges       $8,600 account value divided by $1,000 =      5% hypothetical example with the 5%
(loads) on purchase payments (2) ongoing     8.6), then multiply the result by the         hypothetical examples that appear in the
costs, including management fees;            number in the table under the heading         shareholder reports of the other funds.
distribution and/or service fees             entitled "Actual Expenses Paid During
(12b-1); and other fund expenses. This       Period" to estimate the expenses you             Please note that the expenses shown
example is intended to help you              paid on your account during this period.      in the table are meant to highlight your
understand your ongoing costs (in                                                          ongoing costs only and do not reflect
dollars) of investing in the fund and to     HYPOTHETICAL EXAMPLE FOR COMPARISON           any transactional costs, such as sales
compare these costs with ongoing costs       PURPOSES                                      charges (loads) on purchase payments.
of investing in other mutual funds. The                                                    Therefore, the hypothetical information
example is based on an investment of         The table below also provides                 is useful in comparing ongoing costs
$1,000 invested at the beginning of the      information about hypothetical account        only, and will not help you determine
period and held for the entire period,       values and hypothetical expenses based        the relative total costs of owning
May 1, 2004 - October 31, 2004.              on the fund's actual expense ratio and        different funds. In addition, if these
                                             an assumed rate of return of 5% per year      transactional costs were included, your
ACTUAL EXPENSES                              before expenses, which is not the fund's      costs would have been higher.
                                             actual return. The hypothetical account
The table below provides information         values and expenses may not be used to
about actual account values and actual       estimate the actual ending account
expenses. You may use the information in     balance
this table,

====================================================================================================================================

                                                           ACTUAL                                       HYPOTHETICAL
                                                                                              5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT         ENDING ACCOUNT              EXPENSES               ENDING ACCOUNT             EXPENSES
                      VALUE                   VALUE                 PAID DURING                  VALUE                PAID DURING
                    (5/1/04)              (10/31/04)(1)               PERIOD(2)                (10/31/04)              PERIOD(2)
Fund               $1,000.00                $1,011.20                   $4.85                   $1,020.31                $4.88

(1) The actual ending account value is based on the actual total return of the fund for the period May 1, 2004, to October 31, 2004, after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period May 1, 2004, to
October 31, 2004, was 1.12% for the fund.

(2) Expenses are equal to the fund's annualized expense ratio of 0.96% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

====================================================================================================================================

                                                                                                [ARROW
                                                                                                BUTTON   For More Information Visit
                                                                                                IMAGE]       AIMinvestments.com

LONG-TERM PERFORMANCE

YOUR FUND'S LONG-TERM PERFORMANCE

====================================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS                 RESULTS OF A $10,000 INVESTMENT
As of 10/31/04, the fiscal year-end          10/31/94-10/31/04

PLANS I SHARES                                                                 [MOUNTAIN CHART]
(including maximum 8.50%
front-end sales charge)                                                     LIPPER MULTI-CAP                   67% RUSSELL 3000
Inception (11/1/82)           9.39%                          AIM SUMMIT       GROWTH FUND        S&P 500    GROWTH INDEX/33% RUSSELL
10 Years                      6.85             DATE             FUND             INDEX            INDEX        1000 VALUE INDEX
 5 Years                     -8.84
 1 Year                     -45.98           10/31/1994        $10000           $10000           $10000           $10000
                                             1/95                9478             9689            10032            10008
PLANS II SHARES                              4/95               10762            10621            11046            10966
(including maximum 3.33%                     795                12889            12300            12142            12215
front-end sales charge)                      10/95              13105            12582            12641            12715
10 Years                      7.35%          1/96               13225            13156            13907            13840
 5 Years                     -8.75           4/96               14473            14229            14380            14493
 1 Year                     -45.98           7/96               13377            13269            14152            14021
                                             10/96              15150            14716            15685            15520
AIM SUMMIT FUND                              1/97               16440            16007            17568            17360
Inception (11/1/82)           9.86%          4/97               15693            15229            17992            17341
10 Years                      7.90           7/97               19794            18720            21527            20907
 5 Years                     -6.81           10/97              19472            18503            20720            20304
 1 Year                       8.05           1/98               19312            18861            22294            21701
                                             4/98               22414            21675            25381            24658
                                             7/98               22585            21389            25683            24644
In addition to returns as of the close       10/98              21318            19736            25280            24082
of the fiscal year, industry regulations     1/99               27935            24876            29541            28659
require us to provide average annual         4/99               28990            25526            30921            29749
total returns as of 9/30/04, the most        7/99               29004            26181            30872            29744
recent calendar quarter-end.                 10/99              30439            27586            31768            30868
                                             1/00               37707            33950            32596            32972
AVERAGE ANNUAL TOTAL RETURNS                 4/00               39194            35934            34050            34783
                                             7/00               40329            35678            33640            34047
As of 9/30/04, the most recent calendar      10/00              39909            34983            33699            33743
quarter-end                                  1/01               33519            30776            32303            31364
                                             4/01               25722            26318            29636            27794
PLANS I SHARES                               7/01               23589            24323            28822            26665
(including maximum 8.50%                     10/01              20143            20275            25312            23335
front-end sales charge)                      1/02               21414            21937            27091            25117
Inception (11/1/82)           9.36%          4/02               20659            20478            25897            23800
10 Years                      6.94           7/02               16673            16336            22015            19975
 5 Years                     -7.99           10/02              15898            16098            21490            19469
 1 Year                     -43.55           1/03               15359            15580            20858            18896
                                             4/03               16307            16869            22451            20395
PLANS II SHARES                              7/03               18332            18887            24357            22382
(including maximum 3.33%                     10/03              19799            20627            25958            23989
front-end sales charge)                      1/04               21522            21982            28064            25844
10 Years                      7.45%          4/04               21154            21461            27585            25296
 5 Years                     -7.90           7/04               20679            20854            27563            24981
 1 Year                     -43.55           10/04             $21391           $21812           $28401           $25755
                                                                                                            Source: Lipper, Inc.
AIM SUMMIT FUND
Inception (11/1/82)           9.83%          Creation and sales charges of 50% will        Past performance cannot guarantee
10 Years                      8.00           be deducted from the first 12                 comparable future results.
 5 Years                     -5.94           investments. Plan participants will
 1 Year                      12.90           experience creation and sales charges            Your fund's total return includes
                                             over the entire 15-year plan effectively      reinvested distributions, applicable
Performance shown before Plans II            totaling up to 8.5% based on all              sales charges, fund expenses and
inception date of 7/19/99 represents         payments made during the life of the          management fees. Index results include
hypothetical performance an investor may     plan (including the 50% creation and          reinvested dividends, but they do not
have received had the plan been              sales charges already deducted from the       reflect sales charges. Performance of an
available from the inception date of AIM     first 12 investments). Effective July 24,     index of funds reflects fund expenses
Summit Fund.                                 2000, the creation and sales charge is        and management fees; performance of a
                                             waived after the first 12 payments made       market index does not. Performance shown
   The performance data quoted represent     under the plan. The plan also charged a       in the chart does not reflect deduction
past performance and cannot guarantee        custodian fee of $1.50 per investment.        of taxes a shareholder would pay on fund
comparable future results; current           Effective June 30, 2000, the custodian        distributions or sale of fund shares.
performance may be lower or higher.          fee is no longer charged to                   Performance of the indexes does not
Please visit AIMinvestments.com/summit       shareholders, but is paid by the fund.        reflect the effects of taxes.
for the most recent month-end                Since most of the plan charges are
performance. Performance figures reflect     deducted in the first 12 investments,            In evaluating this chart, please note
reinvested distributions, changes in net     early termination usually results in a        that the chart uses a logarithmic scale
asset value and the effect of the            loss.                                         along the vertical axis (the value
maximum sales charge unless otherwise                                                      scale). This means that each scale
stated. Investment return and principal      AIM SUMMIT INVESTORS PLANS II                 increment always represents the same
value will fluctuate so that you may                                                       percent change in price; in a linear
have a gain or loss when you sell            Performance for AIM Summit Fund shown at      chart each scale increment always
shares.                                      NAV does not include creation and sales       represents the same absolute change in
                                             charges or custodial fees applied at the      price. In this example, the scale
AIM SUMMIT INVESTORS PLANS I                 plan level. Creation and sales charges        increment between $5,000 and $10,000 is
                                             of 50% will be deducted from the first        the same as that between $10,000 and
Performance for AIM Summit Fund shown at     12 investments. Investors who complete        $20,000. In a linear chart, the latter
NAV does not include creation and sales      scheduled payments over the entire            scale increment would be twice as large.
charges or custodial fees applied at the     15-year plan will incur creation and          The benefit of using a logarithmic scale
plan level.                                  sales charges effectively totaling up to      is that it better illustrates
                                             3.33% based on all payments made during       performance during the early years
                                             the life of the plan (including the 50%       before reinvested distributions and
                                             creation and sales charges already            compounding create the potential for the
                                             deducted from the first 12 investments.       original investment to grow to very
                                             Since most of the plan charges are            large numbers. Had the chart used a
                                             deducted in the first 12 investments,         linear scale along its vertical axis,
                                             early termination usually results in a        you would not be able to see as clearly
                                             loss.                                         the movements in the value of the fund
                                                                                           and the indexes during the fund's early
                                                Results are based on a single              years. We use a logarithmic scale in
                                             lump-sum investment at the beginning of       financial reports of funds that have
                                             each performance period with no               more than five years of performance
                                             subsequent investments. Because the           history.
                                             illustration assumes lump-sum
                                             investments, it does not reflect what
                                             investors would have earned had they
                                             made regular monthly investments over
                                             the period as contractually required.
                                             Please note that there are limitations
                                             on lump-sum investments.

                                                The performance of the fund and the
                                             two investment plans will differ due to
                                             different charge structures and plan
                                             expenses.

====================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.12%

ADVERTISING-0.92%

Interpublic Group of Cos., Inc. (The)(a)(b)      1,563,700   $   19,170,962
===========================================================================

AEROSPACE & DEFENSE-3.21%

Alliant Techsystems Inc.(a)(b)                     260,650       14,984,768
---------------------------------------------------------------------------
Engineered Support Systems, Inc.                   225,000       10,809,000
---------------------------------------------------------------------------
Lockheed Martin Corp.(b)                           439,900       24,234,091
---------------------------------------------------------------------------
United Technologies Corp.(b)                       181,200       16,818,984
===========================================================================
                                                                 66,846,843
===========================================================================

AIR FREIGHT & LOGISTICS-0.40%

Expeditors International of Washington, Inc.       145,000        8,279,500
===========================================================================

APPAREL RETAIL-0.96%

Gap, Inc. (The)(b)                               1,003,600       20,051,928
===========================================================================

APPLICATION SOFTWARE-1.11%

Amdocs Ltd. (United Kingdom)(a)                    523,800       13,173,570
---------------------------------------------------------------------------
Intuit Inc.(a)(b)                                  220,000        9,979,200
===========================================================================
                                                                 23,152,770
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.01%

Investors Financial Services Corp.(b)              380,000       14,626,200
---------------------------------------------------------------------------
Janus Capital Group Inc.                           418,000        6,374,500
===========================================================================
                                                                 21,000,700
===========================================================================

BIOTECHNOLOGY-2.26%

Amgen Inc.(a)                                      328,400       18,653,120
---------------------------------------------------------------------------
Gen-Probe Inc.(a)                                  232,600        8,150,304
---------------------------------------------------------------------------
Genzyme Corp.(a)(b)                                192,700       10,110,969
---------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           291,800       10,105,034
===========================================================================
                                                                 47,019,427
===========================================================================

BROADCASTING & CABLE TV-0.49%

Univision Communications Inc.-Class A(a)           330,000       10,216,800
===========================================================================

COMMUNICATIONS EQUIPMENT-3.24%

Avaya Inc.(a)                                      425,000        6,120,000
---------------------------------------------------------------------------
Cisco Systems, Inc.(a)                           1,224,300       23,518,803
---------------------------------------------------------------------------
Corning Inc.(a)                                    295,000        3,377,750
---------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                            850,000       13,107,000
---------------------------------------------------------------------------
QUALCOMM Inc.(b)                                   367,200       15,352,632
---------------------------------------------------------------------------
Scientific-Atlanta, Inc.                           216,600        5,932,674
===========================================================================
                                                                 67,408,859
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

COMPUTER & ELECTRONICS RETAIL-0.72%

Best Buy Co., Inc.                                 100,000   $    5,922,000
---------------------------------------------------------------------------
RadioShack Corp.                                   300,000        8,979,000
===========================================================================
                                                                 14,901,000
===========================================================================

COMPUTER HARDWARE-1.32%

Apple Computer, Inc.(a)(b)                         150,000        7,879,500
---------------------------------------------------------------------------
Dell Inc.(a)(b)                                    561,000       19,668,660
===========================================================================
                                                                 27,548,160
===========================================================================

COMPUTER STORAGE & PERIPHERALS-1.98%

Avid Technology, Inc.(a)(b)                        220,000       11,655,600
---------------------------------------------------------------------------
QLogic Corp.(a)(b)                                 165,000        5,362,500
---------------------------------------------------------------------------
SanDisk Corp.(a)(b)                                600,300       12,528,261
---------------------------------------------------------------------------
Storage Technology Corp.(a)(b)                     238,600        6,446,972
---------------------------------------------------------------------------
Western Digital Corp.(a)                           627,200        5,224,576
===========================================================================
                                                                 41,217,909
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.88%

Caterpillar Inc.(b)                                115,000        9,262,100
---------------------------------------------------------------------------
Deere & Co.                                        150,000        8,967,000
===========================================================================
                                                                 18,229,100
===========================================================================

CONSUMER ELECTRONICS-1.99%

Garmin Ltd. (Cayman Islands)(b)                    150,000        7,500,000
---------------------------------------------------------------------------
Harman International Industries, Inc.(b)           180,000       21,632,400
---------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.-
  New York Shares (Netherlands)                    514,880       12,264,442
===========================================================================
                                                                 41,396,842
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.42%

Affiliated Computer Services, Inc.-Class
  A(a)(b)                                          209,000       11,400,950
---------------------------------------------------------------------------
Ceridian Corp.(a)                                  674,600       11,636,850
---------------------------------------------------------------------------
First Data Corp.                                   520,000       21,465,600
---------------------------------------------------------------------------
Sabre Holding Corp.-Class A                        274,000        5,893,740
===========================================================================
                                                                 50,397,140
===========================================================================

DIVERSIFIED BANKS-0.49%

Wells Fargo & Co.                                  172,600       10,307,672
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.07%

Apollo Group, Inc.-Class A(a)                      148,700        9,814,200
---------------------------------------------------------------------------
Career Education Corp.(a)                          221,500        6,948,455
---------------------------------------------------------------------------
Cendant Corp.                                      820,000       16,883,800
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL SERVICES-(CONTINUED)

H&R Block, Inc.(b)                                 199,000   $    9,462,450
===========================================================================
                                                                 43,108,905
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.37%

Emerson Electric Co.                               175,000       11,208,750
---------------------------------------------------------------------------
Rockwell Automation, Inc.                          415,000       17,301,350
===========================================================================
                                                                 28,510,100
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.82%

Agilent Technologies, Inc.(a)                      431,500       10,813,390
---------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (South
  Korea)(c)                                         16,000        6,291,249
===========================================================================
                                                                 17,104,639
===========================================================================

EMPLOYMENT SERVICES-0.36%

Robert Half International Inc.(b)                  279,000        7,401,870
===========================================================================

ENVIRONMENTAL SERVICES-1.10%

Waste Management, Inc.                             806,000       22,954,880
===========================================================================

FOOD RETAIL-1.03%

Kroger Co. (The)(a)                              1,416,000       21,395,760
===========================================================================

FOOTWEAR-0.43%

NIKE, Inc.-Class B                                 110,100        8,952,231
===========================================================================

GENERAL MERCHANDISE STORES-1.01%

Target Corp.(b)                                    421,000       21,058,420
===========================================================================

HEALTH CARE DISTRIBUTORS-2.19%

Cardinal Health, Inc.                              441,000       20,616,750
---------------------------------------------------------------------------
Henry Schein, Inc.(a)(b)                           161,200       10,192,676
---------------------------------------------------------------------------
McKesson Corp.                                     555,000       14,796,300
===========================================================================
                                                                 45,605,726
===========================================================================

HEALTH CARE EQUIPMENT-4.22%

Becton, Dickinson & Co.                            287,100       15,072,750
---------------------------------------------------------------------------
Biomet, Inc.(b)                                    242,600       11,324,568
---------------------------------------------------------------------------
Guidant Corp.                                       95,100        6,335,562
---------------------------------------------------------------------------
IDEXX Laboratories, Inc.(a)(b)                     303,000       15,101,520
---------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          118,600        9,081,202
---------------------------------------------------------------------------
Waters Corp.(a)                                    418,300       17,271,607
---------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)(b)                        175,000       13,578,250
===========================================================================
                                                                 87,765,459
===========================================================================

HEALTH CARE FACILITIES-1.00%

HCA, Inc.(b)                                       398,800       14,647,924
---------------------------------------------------------------------------
United Surgical Partners International,
  Inc.(a)(b)                                       175,000        6,126,750
===========================================================================
                                                                 20,774,674
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

HEALTH CARE SERVICES-0.92%

Express Scripts, Inc.(a)(b)                        167,600   $   10,726,400
---------------------------------------------------------------------------
IMS Health Inc.                                    394,600        8,357,628
===========================================================================
                                                                 19,084,028
===========================================================================

HEALTH CARE SUPPLIES-0.36%

Alcon, Inc. (Switzerland)(b)                       105,000        7,476,000
===========================================================================

HOME IMPROVEMENT RETAIL-0.73%

Lowe's Cos., Inc.(b)                               271,303       15,268,933
===========================================================================

HOMEBUILDING-1.42%

Centex Corp.                                       190,300        9,884,182
---------------------------------------------------------------------------
D.R. Horton, Inc.                                  279,000        8,370,000
---------------------------------------------------------------------------
Ryland Group, Inc. (The)                           118,200       11,275,098
===========================================================================
                                                                 29,529,280
===========================================================================

HOUSEHOLD APPLIANCES-0.92%

Black & Decker Corp. (The)(b)                      239,100       19,194,948
===========================================================================

HOUSEHOLD PRODUCTS-0.80%

Clorox Co. (The)                                   136,000        7,425,600
---------------------------------------------------------------------------
Procter & Gamble Co. (The)                         180,000        9,212,400
===========================================================================
                                                                 16,638,000
===========================================================================

HYPERMARKETS & SUPER CENTERS-0.83%

Wal-Mart Stores, Inc.(b)                           320,000       17,254,400
===========================================================================

INDUSTRIAL CONGLOMERATES-2.86%

3M Co.                                              80,800        6,267,656
---------------------------------------------------------------------------
General Electric Co.                               660,500       22,536,260
---------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)(b)               986,000       30,713,900
===========================================================================
                                                                 59,517,816
===========================================================================

INDUSTRIAL MACHINERY-1.46%

Eaton Corp.                                        115,000        7,354,250
---------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)               175,000       11,977,000
---------------------------------------------------------------------------
Parker Hannifin Corp.                              156,000       11,018,280
===========================================================================
                                                                 30,349,530
===========================================================================

INTEGRATED OIL & GAS-2.35%

ChevronTexaco Corp.                                 66,100        3,507,266
---------------------------------------------------------------------------
Exxon Mobil Corp.                                  460,000       22,641,200
---------------------------------------------------------------------------
Occidental Petroleum Corp.                         406,000       22,666,980
===========================================================================
                                                                 48,815,446
===========================================================================

INTERNET RETAIL-0.52%

eBay Inc.(a)(b)                                    110,000       10,737,100
===========================================================================

INTERNET SOFTWARE & SERVICES-0.43%

Yahoo! Inc.(a)(b)                                  250,000        9,047,500
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-3.32%

Goldman Sachs Group, Inc. (The)(b)                 162,500   $   15,986,750
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      279,500       22,960,925
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc.(b)                       282,500       15,238,050
---------------------------------------------------------------------------
Morgan Stanley                                     290,000       14,816,100
===========================================================================
                                                                 69,001,825
===========================================================================

IT CONSULTING & OTHER SERVICES-0.31%

Accenture Ltd.-Class A (Bermuda)(a)                270,000        6,536,700
===========================================================================

LEISURE PRODUCTS-0.23%

Mattel, Inc.(b)                                    279,000        4,885,290
===========================================================================

MANAGED HEALTH CARE-3.08%

Aetna Inc.                                         147,600       14,022,000
---------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                      271,900       11,120,710
---------------------------------------------------------------------------
UnitedHealth Group Inc.                            378,600       27,410,640
---------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                  118,200       11,543,412
===========================================================================
                                                                 64,096,762
===========================================================================

MOTORCYCLE MANUFACTURERS-0.42%

Harley-Davidson, Inc.                              153,600        8,842,752
===========================================================================

MOVIES & ENTERTAINMENT-1.11%

Walt Disney Co. (The)                              920,000       23,202,400
===========================================================================

OIL & GAS DRILLING-1.04%

ENSCO International Inc.                           243,900        7,451,145
---------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)                404,536       14,259,894
===========================================================================
                                                                 21,711,039
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.67%

BJ Services Co.(b)                                 196,400       10,016,400
---------------------------------------------------------------------------
Halliburton Co.(b)                                 415,000       15,371,600
---------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)        179,000        9,354,540
===========================================================================
                                                                 34,742,540
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.63%

Apache Corp.                                       512,350       25,976,145
---------------------------------------------------------------------------
Burlington Resources Inc.(b)                       459,200       19,056,800
---------------------------------------------------------------------------
Devon Energy Corp.                                 130,000        9,616,100
===========================================================================
                                                                 54,649,045
===========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.92%

Sunoco, Inc.(b)                                    135,000       10,038,600
---------------------------------------------------------------------------
Valero Energy Corp.(b)                             210,000        9,023,700
===========================================================================
                                                                 19,062,300
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-2.22%

Citigroup Inc.                                     506,666   $   22,480,770
---------------------------------------------------------------------------
JPMorgan Chase & Co.                               616,138       23,782,927
===========================================================================
                                                                 46,263,697
===========================================================================

PERSONAL PRODUCTS-0.88%

Avon Products, Inc.                                278,600       11,018,630
---------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A               168,500        7,237,075
===========================================================================
                                                                 18,255,705
===========================================================================

PHARMACEUTICALS-5.75%

Allergan, Inc.                                      85,000        6,082,600
---------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                        76,000        3,389,600
---------------------------------------------------------------------------
Johnson & Johnson(b)                               408,300       23,836,554
---------------------------------------------------------------------------
Lilly (Eli) & Co.                                   75,000        4,118,250
---------------------------------------------------------------------------
Pfizer Inc.                                      1,107,300       32,056,335
---------------------------------------------------------------------------
Sanofi-Aventis (France)(b)(c)                      332,720       24,410,286
---------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)(b)                                      473,000       12,298,000
---------------------------------------------------------------------------
Wyeth                                              338,000       13,401,700
===========================================================================
                                                                119,593,325
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.85%

ACE Ltd. (Cayman Islands)                          465,000       17,697,900
===========================================================================

REINSURANCE-1.20%

Endurance Specialty Holdings Ltd. (Bermuda)         60,800        2,015,520
---------------------------------------------------------------------------
IPC Holdings, Ltd. (Bermuda)                       162,100        6,558,566
---------------------------------------------------------------------------
Platinum Underwriters Holdings, Ltd.
  (Bermuda)                                         71,500        2,091,375
---------------------------------------------------------------------------
RenaissanceRe Holdings Ltd. (Bermuda)(b)           305,500       14,303,510
===========================================================================
                                                                 24,968,971
===========================================================================

RESTAURANTS-0.44%

McDonald's Corp.                                   312,800        9,118,120
===========================================================================

SEMICONDUCTOR EQUIPMENT-1.17%

Lam Research Corp.(a)(b)                           312,800        8,142,184
---------------------------------------------------------------------------
Novellus Systems, Inc.(a)                          626,000       16,219,660
===========================================================================
                                                                 24,361,844
===========================================================================

SEMICONDUCTORS-2.66%

Analog Devices, Inc.                               326,900       13,160,994
---------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                          159,200        4,306,360
---------------------------------------------------------------------------
Intel Corp.                                        515,000       11,463,900
---------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)         360,000       10,285,200
---------------------------------------------------------------------------
OmniVision Technologies, Inc.(a)(b)                258,000        4,102,200
---------------------------------------------------------------------------
Texas Instruments Inc.(b)                          490,300       11,987,835
===========================================================================
                                                                 55,306,489
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


SPECIALIZED FINANCE-1.18%

Moody's Corp.                                      315,000   $   24,510,150
===========================================================================

SPECIALTY STORES-2.27%

Bed Bath & Beyond Inc.(a)                          575,400       23,470,566
---------------------------------------------------------------------------
PETsMART, Inc.                                     143,100        4,576,338
---------------------------------------------------------------------------
Staples, Inc.                                      388,900       11,565,886
---------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                           201,400        7,687,438
===========================================================================
                                                                 47,300,228
===========================================================================

STEEL-0.69%

United States Steel Corp.                          390,000       14,320,800
===========================================================================

SYSTEMS SOFTWARE-5.89%

Adobe Systems Inc.                                 267,800       15,004,834
---------------------------------------------------------------------------
Computer Associates International, Inc.          1,055,300       29,242,363
---------------------------------------------------------------------------
Microsoft Corp.(b)                               1,545,800       43,266,942
---------------------------------------------------------------------------
Oracle Corp.(a)                                  1,805,400       22,856,364
---------------------------------------------------------------------------
Symantec Corp.(a)(b)                               215,600       12,276,264
===========================================================================
                                                                122,646,767
===========================================================================

THRIFTS & MORTGAGE FINANCE-2.42%

Doral Financial Corp. (Puerto Rico)(b)             293,550       12,323,229
---------------------------------------------------------------------------
Fannie Mae                                         429,000       30,094,350
---------------------------------------------------------------------------
MGIC Investment Corp.(b)                           125,000        8,038,750
===========================================================================
                                                                 50,456,329
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-1.17%

Nextel Communications, Inc.-Class A(a)(b)          919,100   $   24,346,959
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,621,239,445)                         2,000,569,194
===========================================================================

MONEY MARKET FUNDS-4.03%

Liquid Assets Portfolio-Institutional
  Class(d)                                      41,927,214       41,927,214
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)     41,927,215       41,927,215
===========================================================================
    Total Money Market Funds (Cost
      $83,854,429)                                               83,854,429
===========================================================================
TOTAL INVESTMENTS-100.15% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,705,093,874)                                             2,084,423,623
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-22.04%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  229,382,849      229,382,849
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                  229,382,849      229,382,849
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $458,765,698)                                       458,765,698
===========================================================================
TOTAL INVESTMENTS-122.19% (Cost
  $2,163,859,572)                                             2,543,189,321
===========================================================================
OTHER ASSETS LESS LIABILITIES-(22.19%)                         (461,901,304)
===========================================================================
NET ASSETS-100.00%                                           $2,081,288,017
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at October 31, 2004 was $30,701,535, which represented 1.21% of the Fund's Total Investments. See
    Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $1,621,239,445)*                            $2,000,569,194
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $542,620,127)                            542,620,127
============================================================
    Total investments (cost $2,163,859,572)    2,543,189,321
============================================================
Receivables for:
  Investments sold                                    14,564
------------------------------------------------------------
  Fund shares sold                                    19,954
------------------------------------------------------------
  Dividends                                        1,175,277
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               126,944
------------------------------------------------------------
Other assets                                          33,319
============================================================
    Total assets                               2,544,559,379
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,104,952
------------------------------------------------------------
  Fund shares reacquired                             720,832
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 219,306
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       458,765,698
------------------------------------------------------------
Accrued distribution fees                            270,813
------------------------------------------------------------
Accrued trustees' fees                                 2,273
------------------------------------------------------------
Accrued transfer agent fees                        1,034,221
------------------------------------------------------------
Accrued operating expenses                           153,267
============================================================
    Total liabilities                            463,271,362
============================================================
Net assets applicable to shares outstanding   $2,081,288,017
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,476,923,479
------------------------------------------------------------
Undistributed net investment income (loss)          (186,928)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                          (774,778,283)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              379,329,749
============================================================
                                              $2,081,288,017
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Outstanding                                      209,524,212
============================================================
  Net asset value, offering and redemption
    price per share                           $         9.93
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $448,647,366 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $221,604)        $ 15,483,227
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $397,308)*                          1,382,909
==========================================================================
    Total investment income                                     16,866,136
==========================================================================

EXPENSES:

Advisory fees                                                   13,091,105
--------------------------------------------------------------------------
Administrative services fees                                       417,875
--------------------------------------------------------------------------
Custodian fees                                                     216,536
--------------------------------------------------------------------------
Distribution fees                                                6,181,731
--------------------------------------------------------------------------
Transfer agent fees                                              3,385,052
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              50,663
--------------------------------------------------------------------------
Other                                                              507,481
==========================================================================
    Total expenses                                              23,850,443
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                   (3,992,892)
==========================================================================
    Net expenses                                                19,857,551
==========================================================================
Net investment income (loss)                                    (2,991,415)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         63,420,502
--------------------------------------------------------------------------
  Foreign currencies                                               (30,901)
--------------------------------------------------------------------------
  Option contracts written                                       1,582,999
==========================================================================
                                                                64,972,600
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         93,399,325
--------------------------------------------------------------------------
  Foreign currencies                                                (2,605)
==========================================================================
                                                                93,396,720
==========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                             158,369,320
==========================================================================
Net increase in net assets resulting from operations          $155,377,905
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (2,991,415)   $   (2,897,829)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                       64,972,600       (81,862,260)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and option contracts           93,396,720       458,823,961
==============================================================================================
    Net increase in net assets resulting from operations         155,377,905       374,063,872
==============================================================================================
Share transactions-net                                            11,955,733        83,975,630
==============================================================================================
    Net increase in net assets                                   167,333,638       458,039,502
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,913,954,379     1,455,914,877
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(186,928) and $(165,033), respectively)        $2,081,288,017    $1,913,954,379
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Summit Fund (the "Fund") is organized as a Delaware statutory trust ("Trust") registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company having an unlimited number of shares of beneficial interest. The Fund currently offers one series of shares ("Fund Shares"). Fund Shares are offered to and may be purchased by the general public only through AIM Summit Investors Plans I and AIM Summit Investors Plans II. AIM Summit Investors Plans I was closed to new contracts on August 16, 1999.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $10 million of the Fund's average daily net assets, plus 0.75% of the next $140 million of the Fund's average daily net assets and 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. During the year ended October 31, 2004, AIM waived fees of $19,540.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $124,259 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $417,875 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the year ended October 31, 2004, the Fund paid AISI $3,385,052. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Fund has entered into a Distribution Agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Fund Shares (the "Distribution Plan"). The Fund, pursuant to the Distribution Plan, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets. Of this amount, up to 0.25% of the average daily net assets may be paid to furnish continuing personal shareholder services to customers who purchase and own Shares of the Fund. Any amounts not paid as a service fee under the Distribution Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has agreed to waive 0.20% of Rule 12b-1 plan fees on shares held through AIM Summit Investor Plans I ("Plans I"). As a result of this waiver, Distribution Plan fees are accrued at the annual rate of 0.30% of the average daily net assets with respect to Fund Shares, except with respect to Fund Shares held through Plans I; Distribution Plan fees accrue at an annual rate of 0.10% of the average daily net assets with respect to those shares. Accruing fees at two different rates resulted in a blended rate of 0.11% of the average daily net assets of the Fund as of October 31, 2004. Pursuant to the Distribution Plan, for the year ended October 31, 2004, the Fund paid $2,332,836 after AIM Distributors waived Plan fees of $3,848,895.

    Substantially all shares of the Fund are held on record by State Street Bank and Trust Company as custodian for AIM Summit Investors Plans I and AIM Summit Investors Plans II, each a unit investment trust that is sponsored by AIM Distributors.

    Certain officers and trustees of the Fund are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 52,182,716      $168,504,249      $(178,759,751)        $   --         $41,927,214     $496,672       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            52,182,716       168,504,249       (178,759,750)            --          41,927,215      488,929           --
==================================================================================================================================
  Subtotal       $104,365,432      $337,008,498      $(357,519,501)        $   --         $83,854,429     $985,601       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $138,289,797     $  556,670,404    $  (465,577,352)       $   --        $229,382,849     $  200,164      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           138,289,798        551,383,940       (460,290,889)           --         229,382,849        197,144          --
===================================================================================================================================
  Subtotal       $276,579,595     $1,108,054,344    $  (925,868,241)       $   --        $458,765,698     $  397,308      $   --
===================================================================================================================================
  Total          $380,945,027     $1,445,062,842    $(1,283,387,742)       $   --        $542,620,127     $1,382,909      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $6,729,812 and $21,894,134, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $198 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $198.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $11,365 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $448,647,366 were on loan to brokers. The loans were secured by cash collateral of $458,675,698 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $397,308 for securities lending transactions.

NOTE 9--OPTION CONTRACTS WRITTEN

                            TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              ------------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
--------------------------------------------------------------------------------------
Beginning of year                                                  --      $        --
--------------------------------------------------------------------------------------
Written                                                        14,874        2,831,096
--------------------------------------------------------------------------------------
Closed                                                         (5,799)        (844,437)
--------------------------------------------------------------------------------------
Exercised                                                      (5,425)      (1,154,898)
--------------------------------------------------------------------------------------
Expired                                                        (3,650)        (831,761)
======================================================================================
End of year                                                        --      $        --
______________________________________________________________________________________
======================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or Long-term Capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
----------------------------------------------------------------------------
Unrealized appreciation -- investments                        $  370,839,126
----------------------------------------------------------------------------
Temporary book/tax differences                                      (186,928)
----------------------------------------------------------------------------
Capital loss carryforward                                       (766,287,660)
----------------------------------------------------------------------------
Shares of beneficial interest                                  2,476,923,479
============================================================================
Total net assets                                              $2,081,288,017
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and the tax deferral of losses on certain straddles.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $66,881,346 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                $452,477,716
-----------------------------------------------------------------------------
October 31, 2010                                                 234,675,436
-----------------------------------------------------------------------------
October 31, 2011                                                  79,134,508
=============================================================================
Total capital loss carryforward                                 $766,287,660
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $664,397,785 and $620,157,765, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $420,512,482
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (49,673,356)
==============================================================================
Net unrealized appreciation of investment securities             $370,839,126
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $2,172,350,195.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as result of differing book/tax treatment of foreign currency transactions and net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $2,969,520, undistributed net realized gain (loss) was increased by $30,901 and shares of beneficial interest decreased by $3,000,421. This reclassification had no effect on the net assets of the Fund.

NOTE 13--SHARE INFORMATION

The Fund currently offers one series of shares.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                          2004                           2003
                                                              ----------------------------    ---------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold                                                           16,083,304    $ 158,889,348     22,477,003    $175,337,433
=========================================================================================================================
Reacquired                                                    (14,878,160)    (146,933,615)   (11,594,785)    (91,361,803)
=========================================================================================================================
                                                                1,205,144    $  11,955,733     10,882,218    $ 83,975,630
_________________________________________________________________________________________________________________________
=========================================================================================================================


NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   YEAR ENDED OCTOBER 31,
                                                            ---------------------------------------------------------------------
                                                               2004             2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $     9.19       $     7.37    $     9.35    $    22.82    $    20.17
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)           (0.01)        (0.03)        (0.03)(a)      (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.75             1.83         (1.95)        (9.57)         5.85
=================================================================================================================================
    Total from investment operations                              0.74             1.82         (1.98)        (9.60)         5.82
=================================================================================================================================
Less distributions from net realized gains                          --               --            --         (3.87)        (3.17)
=================================================================================================================================
Net asset value, end of period                              $     9.93       $     9.19    $     7.37    $     9.35    $    22.82
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   8.05%           24.69%       (21.18)%      (49.53)%       31.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $2,081,288       $1,913,954    $1,455,915    $1,755,447    $3,412,609
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.96%(c)         0.99%         1.00%         0.89%         0.72%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.16%(c)         1.18%         1.19%         1.09%         0.78%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                         (0.15)%(c)       (0.18)%       (0.30)%       (0.20)%       (0.11)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             31%              61%          101%          106%           98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset value may differ from net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $2,060,576,832.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee

Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIM Summit Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Summit Fund (the "Fund") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 20, 2004
Houston, Texas

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of October 31, 2004

The address of each trustee and officer of AIM Summit Fund (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1982             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1992             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of October 31, 2004


The address of each trustee and officer of AIM Summit Fund (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND           TRUSTEE AND/        PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OR OFFICER SINCE    DURING PAST 5 YEARS              HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1982                Partner, law firm of Kramer      Cortland Trust, Inc.
  Trustee                                             Levin Naftalis and Frankel LLP   (registered
                                                                                       investment company)
------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933         2003                Chairman, Lawsuit Resolution     General Chemical
  Trustee                                             Services (California)            Group, Inc.
                                                      Formerly: Associate Justice of
                                                      the California Court of
                                                      Appeals
------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950      1998                Formerly: Chief Executive        None
  Trustee                                             Officer, YWCA of the USA
------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942        1982                Partner, law firm of Pennock &   None
  Trustee                                             Cooper
------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935         2001                Retired                          None
  Trustee
------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939          1989                Executive Vice President,        None
  Trustee                                             Development and Operations,
                                                      Hines Interests Limited
                                                      Partnership (real estate
                                                      development company)
------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942              2003                Retired                          None
  Trustee
------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959     2004                Senior Vice President, A I M     N/A
  Senior Vice President and                           Management Group Inc.
  Chief Compliance Officer                            (financial services holding
                                                      company); Senior Vice
                                                      President and Chief Compliance
                                                      Officer, A I M Advisors, Inc.;
                                                      Vice President and Chief
                                                      Compliance Officer, A I M
                                                      Capital Management, Inc. and
                                                      A I M Distributors, Inc.; and
                                                      Vice President, AIM Investment
                                                      Services, Inc. and Fund
                                                      Management Company
                                                      Formerly: Senior Vice
                                                      President and Compliance
                                                      Director, Delaware Investments
                                                      Family of Funds
------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956         2003                Director, Senior Vice            N/A
  Senior Vice President,                              President, Secretary and
  Secretary and Chief Legal                           General Counsel, A I M
  Officer                                             Management Group Inc.
                                                      (financial services holding
                                                      company) and A I M Advisors,
                                                      Inc.; Director and Vice
                                                      President, INVESCO
                                                      Distributors, Inc.; Vice
                                                      President, A I M Capital
                                                      Management, Inc., and AIM
                                                      Investment Services, Inc.;
                                                      Director, Vice President and
                                                      General Counsel, Fund
                                                      Management Company and Senior
                                                      Vice President, A I M
                                                      Distributors, Inc.
                                                      Formerly: Senior Vice
                                                      President and General Counsel,
                                                      Liberty Financial Companies,
                                                      Inc.; Senior Vice President
                                                      and General Counsel, Liberty
                                                      Funds Group, LLC and Vice
                                                      President, A I M Distributors,
                                                      Inc.
------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955          2002                Managing Director and Director   N/A
  Vice President                                      of Money Market Research and
                                                      Special Projects, A I M
                                                      Capital Management, Inc.; and
                                                      Vice President, A I M
                                                      Advisors, Inc.
------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961       2004                Vice President and Fund          N/A
  Vice President and Treasurer                        Treasurer, A I M Advisors,
                                                      Inc.
                                                      Formerly: Senior Vice
                                                      President, AIM Investment
                                                      Services, Inc.; and Vice
                                                      President, A I M Distributors,
                                                      Inc.
------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960       2004                Director of Cash Management,     N/A
  Vice President                                      Managing Director and Chief
                                                      Cash Management Officer, A I M
                                                      Capital Management, Inc;
                                                      Director and President, Fund
                                                      Management Company; and Vice
                                                      President, A I M Advisors,
                                                      Inc.
------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940         1999                Executive Vice President,        N/A
  Vice President                                      A I M Management Group, Inc.;
                                                      Senior Vice President, A I M
                                                      Advisors, Inc., and President,
                                                      Director of Investments, Chief
                                                      Executive Officer and Chief
                                                      Investment Officer, A I M
                                                      Capital Management, Inc.
                                                      Formerly: Director of A I M
                                                      Advisors, Inc. and A I M
                                                      Management Group Inc., A I M
                                                      Advisors, Inc.; and Director
                                                      and Chairman, A I M Capital
                                                      Management, Inc.
------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     A I M Distributors,   PricewaterhouseCoopers
Suite 100               11 Greenway Plaza        Inc.                  LLP
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     1201 Louisiana
                        Houston, TX 77046-1173   Suite 100             Street
                                                 Houston, TX           Suite 2900
                                                 77046-1173            Houston, Texas
                                                                       77002-5678

COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        State Street Bank
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        and Trust Company
LLP                     919 Third Avenue         P.O. Box 4739         225 Franklin Street
1735 Market Street      New York, NY 10022-3852  Houston, TX           Boston, MA
Philadelphia, PA 19103-7599                      77210-4739            02110-2801


AIMinvestments.com/summit     SUM-AR-1     [YOUR GOALS. OUR SOLUTIONS.]     [AIM INVESTMENTS LOGO APPEARS HERE]
                                            --Registered Trademark--             --Registered Trademark--



   IF USED AFTER JANUARY 20, 2005, THIS REPORT MUST BE ACCOMPANIED BY THE AIM SUMMIT INVESTORS PLANS PERFORMANCE AND COMMENTARY FOR THE MOST RECENT CALENDAR
                                  QUARTER-END.

ITEM 2. CODE OF ETHICS.

     As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Prema Mathai-Davis. Dr. Mathai-Davis is "independent" within the meaning of that term as used in Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                                 Percentage of Fees                               Percentage of Fees
                                                Billed Applicable to                             Billed Applicable to
                                                 Non-Audit Services                               Non-Audit Services
                                                 Provided for fiscal                              Provided for fiscal
                          Fees Billed for           year end 2004          Fees Billed for           year end 2003
                        Services Rendered to    Pursuant to Waiver of    Services Rendered to    Pursuant to Waiver of
                         the Registrant for         Pre-Approval          the Registrant for         Pre-Approval
                        fiscal year end 2004       Requirement(1)        fiscal year end 2003      Requirement(1)(2)
                        ---------------------   ---------------------    ---------------------   ---------------------
Audit Fees                     $35,822                   N/A                    $39,405                   N/A
Audit-Related Fees             $     0                    0%                    $     0                    0%
Tax Fees(3)                    $ 7,016                    0%                    $ 6,878                    0%
All Other Fees                 $     0                    0%                    $     0                    0%
                               -------                                          -------
Total Fees                     $42,838                    0%                    $46,283                    0%

PWC billed the Registrant aggregate non-audit fees of $7,016 for the fiscal year ended 2004, and $6,878 for the fiscal year ended 2003, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve non-audit services. Therefore, the percentage of fees shown in this column only represents fees billed for non-audit services rendered after May 6, 2003, pursuant to a waiver of the pre-approval requirement.

(3) Tax fees for the fiscal year end October 31, 2004 includes fees billed for reviewing tax. Tax fees for fiscal year end October 31, 2003 includes fees billed for reviewing tax returns.

FEES BILLED BY PWC RELATED TO AIM AND AIM AFFILIATES

     PWC billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                           Fees Billed for                                 Fees Billed for
                          Non-Audit Services     Percentage of Fees       Non-Audit Services      Percentage of Fees
                         Rendered to AIM and    Billed Applicable to     Rendered to AIM and     Billed Applicable to
                          AIM Affiliates for     Non-Audit Services       AIM Affiliates for      Non-Audit Services
                         fiscal year end 2004    Provided for fiscal     fiscal year end 2003    Provided for fiscal
                          That Were Required        year end 2004         That Were Required        year end 2003
                          to be Pre-Approved     Pursuant to Waiver       to be Pre-Approved     Pursuant to Waiver of
                          by the Registrant's       of Pre-Approval       by the Registrant's        Pre-Approval
                            Audit Committee         Requirement(1)         Audit Committee(2)      Requirement(1)(3)
                        ---------------------   ---------------------    ---------------------   ---------------------
Audit-Related Fees                $0                      0%                      $0                       0%
Tax Fees                          $0                      0%                      $0                       0%
All Other Fees                    $0                      0%                      $0                       0%
                                  --                                              --
Total Fees(4)                     $0                      0%                      $0                       0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve non-audit services. Therefore, the fees billed for non-audit services shown in this column only represents fees for pre-approved non-audit services rendered after May 6, 2003, to AIM and AIM Affiliates.

(3) Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve non-audit services. Therefore, the percentage of fees shown in this column only represents fees billed for non-audit services rendered after May 6, 2003, pursuant to a waiver of the pre-approval requirement.

(4) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2004, and $0 for the fiscal year ended 2003, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                the AIM Funds and the INVESCO Funds (the "Funds")
                         Last Amended September 14, 2004


STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Directors/Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of general pre-approved fee levels will also require specific pre-approval by the Audit Committees.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and states otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Directors. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms (including fees) will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

GENERAL PRE-APPROVAL OF NON-AUDIT SERVICES

The Audit Committees may provide general pre-approval of types of non-audit services described in this Section IV to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Provider before a tax court, district court or federal court of claims.

ALL OTHER SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

SPECIFIC PRE-APPROVAL OF NON-AUDIT SERVICES

The Audit Committees may provide specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the auditor, is consistent with the SEC Rules on auditor independence, and otherwise conforms to the Audit Committees' general principles and policies as set forth herein.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of fees or established amounts for services to be provided by the Auditor under general pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum such amounts will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific pre-approval by the Audit Committees. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees where possible and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.



EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
           PROCEDURES

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund's financial statements)

     o Bookkeeping or other services related to the accounting records or financial statements of the audit client

     o Financial information systems design and implementation Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     o    Actuarial services

     o    Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

     o    Management functions

     o    Human resources

     o    Broker-dealer, investment adviser, or investment banking services

     o    Legal services

     o    Expert services unrelated to the audit

     o Any other service that the Public Company Oversight Board determines by regulation is impermissible

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

         Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of December 16, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 16, 2004, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, on September 20, 2004, the Registrant appointed a Chief Compliance Officer ("Registrant CCO") who reports to the Registrant's Board of Trustees. The Registrant CCO also serves as Chief Compliance Officer of A I M Advisors, Inc. ("AIM"), the investment advisor for the series portfolios of the Registrant. The Registrant CCO is a member of the Disclosure Controls Committee ("DCC") for the Registrant, which reports to the Registrant's PEO and PFO. The DCC is made up of employees of AIM some of whom are officers of the Registrant. Among other things, the DCC assists the PEO and PFO in their responsibilities related to internal control over financial reporting. The addition of the Registrant CCO is expected to enhance the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)    Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)    Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Summit Fund

By:      /s/ ROBERT H. GRAHAM
         -------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    January 5, 2005
         ----------------


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         -------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    January 5, 2005
         ----------------


By:      /s/ SIDNEY M. DILGREN
         -------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    January 5, 2005
         ----------------

                                  EXHIBIT INDEX


12(a)(1)     Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)     Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.